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                              LOOMIS SAYLES FUNDS

                   SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
                  LOOMIS SAYLES FIXED INCOME FUNDS PROSPECTUS
                             DATED FEBRUARY 1, 2000

    1. The following replaces the information for the Loomis Sayles Global Bond Fund under the "Portfolio Managers" section in the prospectus:

    LOOMIS SAYLES GLOBAL BOND FUND Kenneth Buntrock and David Rolley, Vice Presidents of Loomis Sayles, have served as portfolio managers of the Fund since September 2000.

    2. The following replaces the fourth bullet point under "How to Purchase Shares":

    - THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

    3. The following replaces the second to last full paragraph on page 35 of the prospectus:

    A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

    The following replaces the second paragraph under the heading "How to Redeem Shares":

    Your redemption proceeds generally will be sent to you via first class mail on the business day after your request is received. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for the orderly liquidation of such holdings. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, each Fund reserves the right to redeem shares in kind.
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                              LOOMIS SAYLES FUNDS

                   SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
                    LOOMIS SAYLES HIGH YIELD FUND PROSPECTUS
                             DATED FEBRUARY 1, 2000

    1. The following replaces the fourth bullet point under "How to Purchase Shares":

    - THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

    2. The following replaces the second to last paragraph on page 21 of the prospectus:

    The Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, the Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

    3. The following replaces the second paragraph under the heading "How to Redeem Shares":

    Your redemption proceeds generally will be sent to you via first class mail on the business day after your request is received. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for the orderly liquidation of such holdings. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Fund reserves the right to redeem shares in kind.
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                              LOOMIS SAYLES FUNDS

                   SUPPLEMENT DATED SEPTEMBER 1, 2000 TO THE
                     LOOMIS SAYLES EQUITY FUNDS PROSPECTUS
               DATED FEBRUARY 1, 2000, AS REVISED AUGUST 1, 2000

    1. The following replaces the information for the Loomis Sayles Worldwide Fund under the "Portfolio Managers" section in the prospectus:

    LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996. David Rolley, Vice President of Loomis Sayles, has served as served as portfolio manager of the international fixed income securities sector of the Fund since September 2000. Quentin P. Faulkner, Vice President of Loomis Sayles and Loomis Sayles Funds, has served as portfolio manager of the domestic equity securities sector of the Fund since its inception in 1996. Alex Muromcew, John Tribolet, and Eswar Menon, Vice Presidents of Loomis Sayles and Loomis Sayles Funds, have served as portfolio managers of the international equity securities sector of the Fund since 1999.

    2. The following replaces the fourth bullet point under "How to Purchase Shares":

    - THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330). Your broker-dealer may charge you a fee for effecting such transactions.

    3. The following replaces the second to last paragraph on page 42 of the prospectus:

    A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders. In particular, a Fund will ordinarily reject any purchase order that appears to be part of a pattern of transactions intended to take advantage of short-term swings in the market.

    4. The following replaces the second paragraph under the heading "How to Redeem Shares":

    Your redemption proceeds generally will be sent to you via first class mail on the business day after your request is received. Because large redemptions are likely to require liquidation by the Fund of portfolio holdings, payment for large redemptions may be delayed for up to seven days to provide for the orderly liquidation of such holdings. Under unusual circumstances, a Fund may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, each Fund reserves the right to redeem shares in kind.